Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.7%
Benefit Street Partners CLO II Ltd., Series 2013-IIA Class CR (3 M ICE LIBOR + 3.700%), 144A 6.212%, 07/15/29@,• (Cost $1,029,466)	$1,050	$973,352
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 92.0%
Advertising — 0.6%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	863,699
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc. 6.875%, 05/01/25	700	705,103
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,358,000
		2,063,103
Airlines — 3.9%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,500	1,217,351
American Airlines, Inc., 144A 11.750%, 07/15/25@	675	704,930
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	1,050	986,128
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	700	679,521
144A, 4.750%, 10/20/28@	700	652,240
United Airlines Pass Through Trust,
Series 2020-1 Class B, 4.875%, 07/15/27	557	520,558
Series 2020-1 Class A, 5.875%, 04/15/29	573	552,798
		5,313,526
Auto Manufacturers — 0.7%
Ford Motor Credit Co., LLC 5.113%, 05/03/29	1,050	911,085
	Par (000)	Value†

Auto Parts & Equipment — 1.2%
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	$1,050	$1,002,750
The Goodyear Tire & Rubber Co. 4.875%, 03/15/27	700	618,874
		1,621,624
Building Materials — 1.4%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	1,050	805,492
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,053,749
		1,859,241
Chemicals — 2.4%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 144A 4.750%, 06/15/27@	700	623,579
Olin Corp. 5.000%, 02/01/30	910	755,300
Olympus Water US Holding Corp., 144A 4.250%, 10/01/28@	675	518,906
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 144A 5.125%, 04/01/29@	675	398,250
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,050	902,612
		3,198,647
Commercial Services — 6.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	700	591,533
ASGN, Inc., 144A 4.625%, 05/15/28@	700	602,224
Herc Holdings, Inc., 144A 5.500%, 07/15/27@	700	637,035
Korn Ferry, 144A 4.625%, 12/15/27@	700	619,500
Metis Merger Sub LLC, 144A 6.500%, 05/15/29@	1,050	819,000
NESCO Holdings II, Inc., 144A 5.500%, 04/15/29@	700	583,443
Nielsen Finance LLC/Nielsen Finance Co., 144A 5.625%, 10/01/28@	1,050	1,042,154
Service Corp. International
7.500%, 04/01/27	1,750	1,802,500
4.000%, 05/15/31	700	563,710
Sotheby's/Bidfair Holdings, Inc., 144A 5.875%, 06/01/29@	700	578,284

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — (continued)
United Rentals North America, Inc. 4.875%, 01/15/28	$700	$641,788
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	875	806,946
		9,288,117
Computers — 0.9%
Booz Allen Hamilton, Inc., 144A 4.000%, 07/01/29@	700	598,563
NCR Corp., 144A 5.750%, 09/01/27@	750	679,485
		1,278,048
Cosmetics & Personal Care — 0.8%
Coty, Inc., 144A 5.000%, 04/15/26@	1,120	1,023,151
Diversified Financial Services — 2.2%
OneMain Finance Corp. 8.250%, 10/01/23	1,050	1,061,729
PRA Group, Inc., 144A 7.375%, 09/01/25@	1,050	1,012,514
VistaJet Malta Finance PLC/XO Management Holding, Inc., 144A 7.875%, 05/01/27@	1,050	943,950
		3,018,193
Electric — 2.9%
Calpine Corp., 144A 5.250%, 06/01/26@	700	659,855
FirstEnergy Corp., Class B 4.400%, 07/15/27	1,210	1,122,735
Vistra Corp. (UST Yield Curve CMT 5 Yr + 5.740%) , 144A 7.000%@,µ,•	1,050	916,660
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,264,550
		3,963,800
Electrical Components & Equipment — 0.8%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	350,192
144A, 7.250%, 06/15/28@	700	685,616
		1,035,808
Electronics — 0.9%
Imola Merger Corp., 144A 4.750%, 05/15/29@	1,400	1,181,110
Entertainment — 4.4%
Affinity Gaming, 144A 6.875%, 12/15/27@	1,200	978,240
Caesars Entertainment, Inc., 144A 6.250%, 07/01/25@	1,050	1,010,341
CDI Escrow Issuer, Inc., 144A 5.750%, 04/01/30@	700	611,321
	Par (000)	Value†

Entertainment — (continued)
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	$750	$701,393
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	573,947
International Game Technology PLC, 144A 6.500%, 02/15/25@	222	220,570
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 144A 4.875%, 05/01/29@	675	556,048
Scientific Games International, Inc., 144A 7.000%, 05/15/28@	1,400	1,319,990
		5,971,850
Environmental Control — 0.5%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	750	684,341
Food — 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 4.625%, 01/15/27@	1,050	938,513
Performance Food Group, Inc., 144A 5.500%, 10/15/27@	1,105	1,004,257
SEG Holding LLC/SEG Finance Corp., 144A 5.625%, 10/15/28@	700	642,242
United Natural Foods, Inc., 144A 6.750%, 10/15/28@	1,015	929,689
		3,514,701
Food Service — 0.8%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	1,050	1,029,000
Gas — 0.7%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	1,000	922,500
Healthcare Products — 1.3%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	973,879
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	842,625
		1,816,504
Healthcare Services — 6.6%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,280,013
Catalent Pharma Solutions, Inc., 144A 5.000%, 07/15/27@	1,160	1,035,819
Centene Corp. 4.625%, 12/15/29	1,050	943,530

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	$1,050	$914,414
Encompass Health Corp. 4.750%, 02/01/30	1,150	945,706
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	952,857
Select Medical Corp., 144A 6.250%, 08/15/26@	700	658,644
Tenet Healthcare Corp.
144A, 5.125%, 11/01/27@	1,400	1,256,202
6.875%, 11/15/31	1,050	931,875
		8,919,060
Home Builders — 0.9%
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	1,350	1,181,176
Home Furnishings — 0.4%
Tempur Sealy International, Inc., 144A 4.000%, 04/15/29@	675	531,508
Housewares — 1.1%
Newell Brands, Inc.
6.625%, 09/15/29	675	659,968
5.750%, 04/01/46	1,050	821,625
		1,481,593
Insurance — 0.4%
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	700	582,169
Internet — 0.9%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,289,541
Leisure Time — 1.6%
Royal Caribbean Cruises Ltd.
144A, 10.875%, 06/01/23@	1,050	1,073,625
144A, 4.250%, 07/01/26@	675	496,634
144A, 9.250%, 01/15/29@	675	667,406
		2,237,665
Lodging — 1.6%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,050	848,873
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	565,831
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	793,049
		2,207,753
Machinery — Construction & Mining — 0.4%
Terex Corp., 144A 5.000%, 05/15/29@	600	514,942
	Par (000)	Value†

Machinery — Diversified — 1.3%
Granite US Holdings Corp., 144A 11.000%, 10/01/27@	$675	$636,328
Stevens Holding Co., Inc., 144A 6.125%, 10/01/26@	1,200	1,172,760
		1,809,088
Media — 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 6.375%, 09/01/29@	675	619,718
CSC Holdings LLC, 144A 6.500%, 02/01/29@	700	620,602
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A 5.875%, 08/15/27@	1,050	905,215
Gray Television, Inc., 144A 7.000%, 05/15/27@	1,400	1,316,700
iHeartCommunications, Inc., 144A 5.250%, 08/15/27@	700	598,422
Nexstar Media, Inc., 144A 5.625%, 07/15/27@	1,050	965,273
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	1,050	944,457
Univision Communications, Inc., 144A 7.375%, 06/30/30@	1,040	992,467
		6,962,854
Mining — 1.1%
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	913,317
Novelis Corp., 144A 4.750%, 01/30/30@	700	574,000
		1,487,317
Miscellaneous Manufacturing — 0.6%
FXI Holdings, Inc., 144A 7.875%, 11/01/24@	1,005	793,950
Oil & Gas — 8.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 8.250%, 12/31/28@	1,050	1,008,932
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,715,184
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,400	1,291,336
Encino Acquisition Partners Holdings LLC, 144A 8.500%, 05/01/28@	1,050	968,657
Endeavor Energy Resources LP/EER Finance, Inc., 144A 5.750%, 01/30/28@	1,050	1,001,438
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,595,668
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,066,050

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Range Resources Corp. 8.250%, 01/15/29	$1,400	$1,424,500
Southwestern Energy Co. 8.375%, 09/15/28	1,400	1,450,033
		11,521,798
Packaging and Containers — 4.7%
Ball Corp. 3.125%, 09/15/31	1,050	791,438
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	701,651
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	675	542,632
Mauser Packaging Solutions Holding Co., 144A 8.500%, 04/15/24@	1,575	1,496,250
Sealed Air Corp.
144A, 5.000%, 04/15/29@	700	624,750
144A, 6.875%, 07/15/33@	700	668,500
TriMas Corp., 144A 4.125%, 04/15/29@	700	590,961
Trivium Packaging Finance BV, 144A 5.500%, 08/15/26@	1,050	939,148
		6,355,330
Pharmaceuticals — 2.7%
Elanco Animal Health, Inc. 6.400%, 08/28/28	1,050	916,125
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,209,250
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	862,743
Owens & Minor, Inc., 144A 6.625%, 04/01/30@	700	622,146
		3,610,264
Pipelines — 4.8%
Cheniere Energy, Inc. 4.625%, 10/15/28	1,400	1,280,090
EnLink Midstream Partners LP 5.450%, 06/01/47	1,065	777,940
Holly Energy Partners LP/Holly Energy Finance Corp., 144A 6.375%, 04/15/27@	700	668,241
Howard Midstream Energy Partners LLC, 144A 6.750%, 01/15/27@	1,025	914,258
New Fortress Energy, Inc., 144A 6.500%, 09/30/26@	700	646,730
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 7.500%, 10/01/25@	1,400	1,375,500
Western Midstream Operating LP 5.300%, 03/01/48	1,050	863,625
		6,526,384
	Par (000)	Value†

Real Estate — 1.1%
Greystar Real Estate Partners LLC, 144A 5.750%, 12/01/25@	$750	$708,825
The Howard Hughes Corp., 144A 5.375%, 08/01/28@	875	726,250
		1,435,075
Real Estate Investment Trusts — 1.6%
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	1,050	907,462
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,272,078
		2,179,540
Retail — 3.1%
Asbury Automotive Group, Inc., 144A 4.625%, 11/15/29@	700	559,559
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 144A 4.625%, 01/15/29@	1,050	868,875
Lithia Motors, Inc., 144A 4.625%, 12/15/27@	1,050	912,065
Macy's Retail Holdings LLC, 144A 5.875%, 04/01/29@	975	795,210
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,003,516
		4,139,225
Software — 2.0%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	708,525
Consensus Cloud Solutions, Inc., 144A 6.500%, 10/15/28@	1,050	891,730
MSCI, Inc., 144A 3.875%, 02/15/31@	1,400	1,178,750
		2,779,005
Telecommunications — 3.8%
CommScope, Inc., 144A 4.750%, 09/01/29@	675	550,571
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,050	918,569
Frontier Communications Holdings LLC, 144A 5.875%, 10/15/27@	1,400	1,260,393
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	913,728
Level 3 Financing, Inc., 144A 3.875%, 11/15/29@	1,025	808,870
Sprint Corp. 7.625%, 02/15/25	700	717,644
		5,169,775

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — 0.4%
Seaspan Corp., 144A 5.500%, 08/01/29@	$700	$539,046
TOTAL CORPORATE BONDS (Cost $137,494,058)		124,812,106

LOAN AGREEMENTS‡ — 2.2%
Apparel — 0.7%
Crocs, Inc. (3 M SOFR + 3.750%) 7.731%, 02/20/29•	1,024	961,374
Entertainment — 0.5%
Scientific Games International, Inc. (1 M SOFR + 3.100%) 5.906%, 04/13/29•	698	676,953
Healthcare Products — 0.5%
Bausch & Lomb Corp. (1 M SOFR + 3.350%) 6.098%, 05/10/27•	698	648,284
Healthcare Services — 0.5%
Surgery Center Holdings, Inc. 0.000%, 08/31/26×	674	637,943
TOTAL LOAN AGREEMENTS (Cost $3,043,159)		2,924,554
	Number of Shares
SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $4,738,012)	4,738,012	4,738,012
TOTAL INVESTMENTS — 98.4% (Cost $146,328,920)		$133,448,024
Other Assets & Liabilities — 1.6%		2,195,320
TOTAL NET ASSETS — 100.0%		$135,643,344

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $97,444,954, which represents 71.8% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2022. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
High Yield Bond Fund
Country Weightings as of 9/30/2022††
United States	93%
Luxembourg	1
Canada	1
Ireland	1
Cayman Islands	1
Malta	1
Netherlands	1
Australia	1
Total	100%
††	% of total investments as of September 30, 2022.